IVY FUNDS PROSPECTUS SUPPLEMENT DATED MAY 8, 2012

Ivy Funds

Supplement dated May 8, 2012 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011, August 31, 2011, November 16, 2011, February 17, 2012 and April 24, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 42 for Ivy Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Lipper Corporate Debt Funds A Rated Universe Average (net of fees and expenses)	7.53%	4.78%	5.24%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 52 for Ivy High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	14.32%	8.41%	8.67%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. IICO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	15.19%	8.81%	8.60%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	14.22%	6.59%	7.02%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 55 for Ivy Limited-Term Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	4.12%	5.11%	4.94%
Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup 1-5 Year Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays 1-5 Year U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.08%	5.05%	4.88%
Lipper Short-Intermediate Investment Grade Debt Funds Universe Average (net of fees and expenses)	5.49%	4.55%	4.45%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 103 for Ivy Asset Strategy Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	6.30%	5.98%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. IICO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.54%	5.80%	5.84%
Citigroup Short-Term Index for 1 Month Certificates of Deposit (reflects no deduction for fees, expenses or taxes)	0.24%	2.81%	2.59%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Short-Term Index for 1 Month Certificates of Deposit, effective March 2012. IICO believes that the Barclays U.S. Treasury Bills: 1-3 Month Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	0.13%	2.31%	2.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Global Flexible Portfolio Funds Universe Average (net of fees and expenses)	9.58%	5.09%	6.63%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 111 for Ivy Balanced Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2010	1 Year	5 Years	10 Years (or Life of Class)
Indexes
Citigroup Treasury/Govt Sponsored/Credit Index (reflects no deduction for fees, expenses or taxes)	6.77%	5.70%	5.94%
Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Govt Sponsored/Credit Index, effective March 2012. IICO believes that the Barclays U.S. Government/Credit Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	6.59%	5.56%	5.83%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.42%
Lipper Mixed-Asset Target Allocation Growth Funds Universe Average (net of fees and expenses)	12.78%	3.32%	3.13%

The following is added as a bullet point to the “Principal Investment Risks” section on page 133 for Ivy Money Market Fund:

■	Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.